Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Options, RSUs and warrants	Foreign currency translation	Total	Deficit	Non-controlling interest	Total
Balance at Dec. 31, 2022	$ 169,952	$ 13,880	$ 1,044	$ 14,924	$ (164,558)	$ 7,912	$ 28,230
Balance (in Shares) at Dec. 31, 2022	122,660,841
Private placements equity financings, net of share issue costs	$ 9,734						9,734
Private placements equity financings, net of share issue costs (in Shares)	2,659,099
Shares issued on exercise of stock options	$ 253	(105)		(105)			148
Shares issued on exercise of stock options (in Shares)	340,666
Shares issued on exercise of Solaris warrants and Equinox Warrants	$ 26,418	(3,761)		(3,761)			22,657
Shares issued on exercise of Solaris warrants and Equinox Warrants (in Shares)	25,150,589
Share-based compensation		5,134		5,134			5,134
Contribution from non-controlling interest						74	74
Net loss and comprehensive loss			532	532	(41,008)	(75)	(40,551)
Balance at Dec. 31, 2023	$ 206,357	15,148	1,576	16,724	(205,566)	7,911	25,426
Balance (in Shares) at Dec. 31, 2023	150,811,195
Private placements equity financings, net of share issue costs	$ 10,300						10,300
Private placements equity financings, net of share issue costs (in Shares)	2,938,369
Public offering, net of share issue costs	$ 27,435						27,435
Public offering, net of share issue costs (in Shares)	8,222,500
Shares issued on exercise of stock options	$ 626	(600)		(600)			26
Shares issued on exercise of stock options (in Shares)	1,262,868
Shares issued on exercise of Solaris warrants and Equinox Warrants
Shares issued on exercise of Solaris warrants and Equinox Warrants (in Shares)
Share-based compensation		3,998		3,998			3,998
Contribution from non-controlling interest						67	67
Net loss and comprehensive loss			542	542	(77,017)	(64)	(76,539)
Balance at Dec. 31, 2024	$ 244,718	$ 18,546	$ 2,118	$ 20,664	$ (282,583)	$ 7,914	$ (9,287)
Balance (in Shares) at Dec. 31, 2024	163,234,932